Document and Entity Information	6 Months Ended
Jun. 30, 2013
Document And Entity Information [Abstract]
Document Type	S-4
Amendment Flag	false
Document Period End Date	Jun. 30, 2013
Trading Symbol	VOYA
Entity Registrant Name	ING U.S., Inc.
Entity Central Index Key	0001535929
Entity Filer Category	Non-accelerated Filer